UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
March 31, 2011

Shares	Description (1)	Value
	Common Stocks – 36.6% (28.0% of Total Investments)
	Aerospace & Defense – 1.1%
3,190	BE Aerospace Inc., (2)	$ 113,341
3,235	Esterline Technologies Corporation, (2)	228,779
207,000	Finmeccanica SPA	2,605,039
5,065	GeoEye, Inc., (2)	210,603
14,090	Honeywell International Inc.	841,314
3,680	L-3 Communications Holdings, Inc.	288,181
56,996	Lockheed Martin Corporation	4,582,478
17,040	Textron Inc.	466,726
150,200	Thales S.A.	5,991,039
3,310	United Technologies Corporation	280,192
	Total Aerospace & Defense	15,607,692
	Auto Components – 0.2%
10,620	Cooper Tire & Rubber	273,465
8,300	Goodyear Tire & Rubber Company, (2)	124,334
29,170	Johnson Controls, Inc.	1,212,597
26,940	TRW Automotive Holdings Corporation, (2)	1,483,855
	Total Auto Components	3,094,251
	Automobiles – 0.5%
94,011	Honda Motor Company Limited	3,531,911
1,509	Toyota Motor Corporation, Sponsored ADR	121,097
68,528	Toyota Motor Corporation	2,759,904
	Total Automobiles	6,412,912
	Beverages – 0.8%
325,953	Coca-Cola Amatil Limited	3,958,134
32,149	Coca-Cola Femsa SAB de CV	2,475,152
37,870	Coca-Cola Company	2,512,675
6,040	Dr. Pepper Snapple Group	224,446
137,000	Kirin Brewery Company Limited	1,800,204
	Total Beverages	10,970,611
	Biotechnology – 0.3%
17,840	Amgen Inc., (2)	953,548
9,140	Biogen Idec Inc., (2)	670,785
9,345	BioMarin Pharmaceutical Inc., (2)	234,840
3,820	Celgene Corporation, (2)	219,765
5,067	Cubist Pharmaceuticals Inc., (2)	127,891
21,230	Gilead Sciences, Inc., (2)	901,001
6,590	Incyte Pharmaceuticals Inc., (2)	104,452
23,060	Nabi Biopharmaceuticals, (2)	133,979
17,850	Neurocrine Biosciences Inc.	135,482
16,220	PDL Biopahrma Inc.	94,076
	Total Biotechnology	3,575,819
	Building Products – 0.1%
36,123	Masonite Worldwide Holdings, (2), (16)	1,372,674
	Capital Markets – 0.5%
5,240	Affiliated Managers Group Inc., (2)	573,099
4,950	Ameriprise Financial, Inc.	302,346
12,650	Apollo Investment Corporation	152,559
21,290	Ares Capital Corporation	359,801
5,840	Artio Global Investors Inc.	94,374
6,370	Calamos Asset Management, Inc. Class A	105,678
27,130	E*Trade Group Inc., (2)	424,042
310,444	Egyptian Financial Group - Hermes Holdings	1,143,947
215,000	GP Investments	836,217
23,880	Invesco LTD	610,373
3,125	Legg Mason, Inc.	112,781
6,890	T. Rowe Price Group Inc.	457,634
66,430	UBS AG	1,191,907
10,350	Waddell & Reed Financial, Inc., Class A	420,314
	Total Capital Markets	6,785,072
	Chemicals – 1.0%
22,110	Celanese Corporation, Series A	981,021
1,000	CF Industries Holdings, Inc.	136,790
16,950	Interpid Potash Inc., (2)	590,199
117,887	Kuraray Company Limited	1,519,294
4,460	Minerals Technologies Inc.	305,599
24,680	Mosaic Company	1,943,550
39,177	Nitto Denko Corporation	2,077,069
35,790	Potash Corporation of Saskatchewan	2,111,222
8,210	Solutia Inc., (2)	208,534
72,873	Umicore	3,614,129
3,045	Westlake Chemical Corporation	171,129
	Total Chemicals	13,658,536
	Commercial Banks – 2.5%
56,246	Associated Banc-Corp.	835,253
114,352	Banco Itau Holdings Financeira, S.A., Sponsred ADR	2,750,166
130,066	Banco Santander Central Hispano S.A.	1,510,027
17,770	BNP Paribas S.A.	1,299,727
21,420	Canadian Imperial Bank of Commerce	1,847,047
9,180	Columbia Banking Systems Inc.	175,981
6,910	Comerica Incorporated	253,735
14,039	Commerce Bancshares Inc.	567,737
9,850	Community Bank System Inc.	239,060
294,358	DnB NOR ASA	4,516,301
25,310	East West Bancorp Inc.	555,808
9,200	First Financial Bancorp.	153,548
111,780	Hang Seng Bank	1,804,908
229,950	HSBC Holdings PLC	2,364,557
89,730	KeyCorp.	796,802
9,570	M&T Bank Corporation	846,658
5,910	MB Financial, Inc.	123,874
134,693	Mitsubishi UFJ Financial Group, Inc., ADR	621,809
438,484	Mizuho Financial Group	727,468
21,730	Societe Generale	1,411,985
122,317	Standard Chartered PLC	3,172,891
291,000	Sumitomo Trust & Banking Company, (16)	1,537,738
16,873	Sumitomo Trust & Banking Company, ADR, (16)	91,283
21,836	Sumitomo Mitsui Financial Group	678,864
38,200	Toronto-Dominion Bank	3,380,670
28,090	U.S. Bancorp	742,419
53,280	Wells Fargo & Company	1,688,976
26,490	Zions Bancorporation	610,859
	Total Commercial Banks	35,306,151
	Commercial Services & Supplies – 0.2%
40,610	Aggreko PLC	1,026,709
2,010	Clean Harbors, Inc., (2)	198,307
26,785	Republic Services, Inc.	804,621
5,878	Stericycle Inc., (2)	521,202
6,200	Waste Management, Inc.	231,508
	Total Commercial Services & Supplies	2,782,347
	Communications Equipment – 0.4%
2,870	Comtech Telecom Corporation, (2)	78,007
3,580	Interdigital Inc., (2)	170,802
408,000	Nokia Oyj	3,472,080
9,345	Plantronics Inc.	342,214
40,420	QUALCOMM, Inc.	2,216,229
	Total Communications Equipment	6,279,332
	Computers & Peripherals – 0.4%
14,195	Apple, Inc., (2)	4,946,249
16,990	EMC Corporation, (2)	451,085
15,100	NCR Corporation, (2)	284,484
3,440	Network Appliance Inc., (2)	165,739
8,150	SanDisk Corporation, (2)	375,634
2,940	Western Digital Corporation, (2)	109,633
	Total Computers & Peripherals	6,332,824
	Construction & Engineering – 0.2%
39,730	Royal Boskalis Westminster NV	2,101,033
1,711	Shaw Group Inc., (2)	60,587
	Total Construction & Engineering	2,161,620
	Construction Materials – 0.2%
840,000	India Cements Limited, GDR	1,802,640
2,700,000	Luks Group Vietnam Holdings Company Limited	798,349
5,090	Vulcan Materials Company	232,104
	Total Construction Materials	2,833,093
	Consumer Finance – 0.0%
21,420	Discover Financial Services	516,650
	Containers & Packaging – 0.0%
15,920	Boise Inc.	145,827
	Diversified Consumer Services – 0.0%
5,540	Sothebys Holdings Inc.	291,404
	Diversified Financial Services – 0.2%
326,720	Citigroup Inc., (2)	1,444,102
80,000	Guoco Group Ltd	987,331
6,240	Nasdaq Stock Market, Inc., (2)	161,242
	Total Diversified Financial Services	2,592,675
	Diversified Telecommunication Services – 1.2%
22,710	CenturyLink Inc.	943,601
61,000	Deutsche Telekom AG	939,702
43,300	KT Corporation, Sponsored ADR	845,649
323,810	Nippon Telegraph and Telephone Corporation, ADR, (3)	7,282,487
86,500	PT Telekomunikasi Indonesia	2,904,670
41,600	Telecom Egypt SAE	121,460
2,240,000	Telecom Italia S.p.A.	3,012,626
4,374	Telus Corporation	212,095
38,990	Verizon Communications Inc.	1,502,675
	Total Diversified Telecommunication Services	17,764,965
	Electric Utilities – 1.8%
2,341	Areva CI, (16)	97,506
231,574	Centrais Eletricas Brasileiras S.A., PFD B ADR	4,478,641
21,170	Duke Energy Corporation	384,236
3,380	Edison International	123,674
20,495	Electricite de France S.A., ADR, (16)	169,289
135,400	Electricite de France S.A.	5,606,991
133,624	Exelon Corporation	5,510,654
233,614	Korea Electric Power Corporation, Sponsored ADR	2,859,435
22,440	Northeast Utilities	776,424
6,770	Portland General Electric Company	160,923
18,900	Progress Energy, Inc.	872,046
23,733	RusHydro, ADR, (2), (16)	121,513
560,000	RusHydro, GDR, (2)	2,850,400
27,700	Southern Company	1,055,647
7,100	UIL Holdings Corporation	216,692
	Total Electric Utilities	25,284,071
	Electrical Equipment – 0.8%
75,818	ABB Limited, ADR	1,834,037
99,841	ABB Limited	2,397,923
28,100	Areva CI, (16)	1,248,461
13,830	GrafTech International Ltd., (2)	285,313
37,859	Nidec Corporation	3,277,047
78,470	Sensata Techologies Holdings	2,725,263
	Total Electrical Equipment	11,768,044
	Electronic Equipment & Instruments – 0.4%
3,730	FLIR Systems Inc., (2)	129,095
87,696	Hoya Corporation	2,001,046
8,893	Ingram Micro, Inc., Class A, (2)	187,020
185,058	Nippon Electric Glass Company Limited	2,620,802
14,950	Power One Inc, (2)	130,813
2,163	Tech Data Corporation, (2)	110,010
	Total Electronic Equipment & Instruments	5,178,786
	Energy Equipment & Services – 0.8%
186,259	AMEC PLC	3,564,643
13,725	Cooper Cameron Corporation, (2)	783,698
7,090	FMC Technologies Inc., (2)	669,863
10,170	Halliburton Company	506,873
5,790	Hornbeck Offshore Services Inc.	178,622
11,600	Oil States International Inc., (2)	883,224
46,570	Parker Drilling Company, (2)	321,799
11,690	Schlumberger Limited	1,090,209
110,490	Subsea 7 SA	2,791,095
	Total Energy Equipment & Services	10,790,026
	Food & Staples Retailing – 1.3%
5,220	Costco Wholesale Corporation	382,730
239,433	Jeronimo Martins SGPS	3,851,331
123,375	Koninklijke Ahold N.V.	1,655,451
179,728	Kroger Co., (3)	4,308,080
151,769	Wal-Mart Stores, Inc.	7,899,576
	Total Food & Staples Retailing	18,097,168
	Food Products – 1.0%
3,990	Corn Products International, Inc.	206,762
6,358	Dean Foods Company, (2)	63,580
1,580	Diamond Foods Inc.	88,164
13,420	General Mills, Inc.	490,501
22,180	H.J. Heinz Company	1,082,828
26,755	Hershey Foods Corporation	1,454,134
31,900	Mead Johnson Nutrition Company, Class A Shares	1,847,967
46,904	Nestle S.A.	2,688,618
8,140	Ralcorp Holdings Inc., (2)	557,020
115,370	Tyson Foods, Inc., Class A, (3)	2,213,950
111,340	Unilever PLC, ADR	3,393,619
	Total Food Products	14,087,143
	Gas Utilities – 0.0%
3,840	National Fuel Gas Company	284,160
	Health Care Equipment & Supplies – 0.3%
8,670	Align Technology, Inc., (2)	177,562
5,730	Baxter International, Inc.	308,102
1,780	Beckman Coulter, Inc.	147,865
17,970	Becton, Dickinson and Company	1,430,771
2,780	C. R. Bard, Inc.	276,082
17,460	Edwards Lifesciences Corporation, (2)	1,519,020
8,520	Hologic Inc., (2)	189,144
7,760	Masimo Corporation	256,856
3,480	Steris Corporation	120,199
1,972	Zimmer Holdings, Inc., (2)	119,365
	Total Health Care Equipment & Supplies	4,544,966
	Health Care Providers & Services – 1.0%
117,623	Aetna Inc., (3)	4,402,629
2,350	Air Methods Corporation, (2)	158,038
44,410	AmerisourceBergen Corporation	1,756,860
3,425	Centene Corporation, (2)	112,957
11,640	Express Scripts, Inc., (2)	647,300
10,490	Five Star Quality Care Inc.	85,284
38,587	Fresenius Medical Care ADR	2,591,545
14,005	HealthSouth Corporation, (2)	349,845
11,890	Humana Inc., (2)	831,587
4,800	Lincare Holdings	142,368
20,210	McKesson HBOC Inc.	1,597,601
5,062	Omnicare, Inc.	151,809
5,480	Owens and Minor Inc.	177,990
105,000	Profarma Distribuidora de Produtos Farmaceuticos SA	987,199
7,320	Quest Diagnostics Incorporated	422,510
	Total Health Care Providers & Services	14,415,522
	Hotels, Restaurants & Leisure – 0.3%
10,490	Bally Technologies, Inc., (2)	397,047
2,400	Chipotle Mexican Grill, (2)	653,688
29,596	Herbst Gaming Inc.	357,625
57,310	MGM Mirage Inc., (2)	753,627
12,440	Orient Express Hotels Limited	153,883
24,400	Scientific Games Corporation	213,256
20,380	Starbucks Corporation	753,041
1,556	Vail Resorts, Inc.	75,871
6,100	YUM! Brands, Inc.	313,418
	Total Hotels, Restaurants & Leisure	3,671,456
	Household Durables – 0.3%
4,520	Lennar Corporation, Class A	81,902
3,355	Meritage Corporation, (2)	80,956
29,420	Newell Rubbermaid Inc.	562,805
312,416	Oriental Weavers Company	1,646,612
5,610	Tempur Pedic International Inc., (2)	284,203
21,260	Whirlpool Corporation	1,814,754
	Total Household Durables	4,471,232
	Household Products – 0.2%
3,110	Colgate-Palmolive Company	251,164
15,160	Kimberly-Clark Corporation	989,493
15,180	Procter & Gamble Company	935,088
	Total Household Products	2,175,745
	Independent Power Producers & Energy Traders – 0.0%
16,100	Constellation Energy Group	501,193
	Industrial Conglomerates – 0.5%
342,952	Fraser and Neave Limited	1,635,178
88,360	General Electric Company	1,771,618
22,000	Rheinmetall AG	1,823,000
13,730	Siemens AG, Sponsored ADR	1,881,797
	Total Industrial Conglomerates	7,111,593
	Insurance - 1.0%
11,573	AFLAC Incorporated	610,823
9,590	Alterra Capital Holdings Limited	214,241
6,928	Aon Corporation	366,907
2,111	Axis Capital Holdings Limited	73,716
10,005	Delphi Financial Group, Inc.	307,254
4,480	Everest Reinsurance Group Ltd	395,046
62,476	Hannover Rueckversicherung AG	3,411,040
25,010	Hartford Financial Services Group, Inc.	673,519
36,281	Lincoln National Corporation	1,089,881
1,399	Loews Corporation	60,283
7,877	Marsh & McLennan Companies, Inc.	234,813
76,000	Mitsui Sumitomo Insurance Company Limited	1,730,512
10,090	MS&AD Insurance Group Holdiongs Inc., (16)	113,714
3,030	PartnerRe Limited	240,097
6,690	Primerica Inc.	170,662
155,544	Prudential Corporation PLC	1,762,884
4,420	Reinsurance Group of America Inc.	277,488
26,880	Symetra Financial Corporation	365,568
7,660	Tower Group Inc.	184,070
49,290	Willis Group Holdings PLC	1,989,344
8,590	WR Berkley Corporation	276,684
	Total Insurance	14,548,546
	Internet & Catalog Retail – 0.0%
20,110	Expedia, Inc.	455,693
	Internet Software & Services – 0.3%
4,570	Google Inc., Class A, (2)	2,678,980
8,210	IAC/InterActiveCorp., (2)	253,607
7,900	Rackspace Hosting Inc., (2)	338,515
36,860	Tencent Holdings Limited	898,452
	Total Internet Software & Services	4,169,554
	IT Services – 0.5%
17,290	Accenture Limited	950,431
30,550	Automatic Data Processing, Inc.	1,567,521
8,260	CSG Systems International Inc., (2)	164,704
21,255	International Business Machines Corporation (IBM)	3,466,053
1,720	MasterCard, Inc.	432,958
2,890	Maximus Inc.	234,581
2,492	Unisys Corporation, (2)	77,800
5,406	VeriFone Holdings Inc., (2)	297,060
4,690	Wright Express Corporation, (2)	243,130
	Total IT Services	7,434,238
	Leisure Equipment & Products – 0.1%
2,850	Polaris Industries Inc.	248,007
24,500	Sankyo Company Ltd	1,256,221
	Total Leisure Equipment & Products	1,504,228
	Life Sciences Tools & Services – 0.1%
11,430	Affymetrix, Inc., (2)	59,550
1,390	Bio-Rad Laboratories Inc., (2)	166,995
11,300	Life Technologies Corporation, (2)	592,346
8,950	Waters Corporation, (2)	777,755
	Total Life Sciences Tools & Services	1,596,646
	Machinery – 1.0%
2,506	AGCO Corporation, (2)	137,755
4,440	Astecx Industries Inc.	165,568
17,530	Caterpillar Inc.	1,951,966
19,540	Cummins Inc.	2,141,975
5,660	Deere & Company	548,397
2,830	Dover Corporation	186,044
9,420	Eaton Corporation	522,245
52,839	Kone OYJ	3,040,266
11,698	Meritor Inc.	198,515
1,340	Nordson Corporation	154,180
18,480	Oshkosh Truck Corporation, (2)	653,822
9,130	Parker Hannifin Corporation	864,428
2,060	Sauer-Danfoss, Inc.	104,916
22,660	Timken Company	1,185,118
4,629	Twin Disc, Inc.	149,146
16,200	Vallourec SA	1,817,405
	Total Machinery	13,821,746
	Marine – 0.1%
12,620	Genco Shipping and Trading Limited, (2)	135,917
61,000	Stolt-Nielsen S.A.	1,522,174
	Total Marine	1,658,091
	Media – 0.7%
53,378	Citadel Broadcasting Corporation, (2)	1,828,197
34,245	Comcast Corporation, Class A	846,536
24,385	Dex One Corporation, (2)	118,023
18,025	DIRECTV Group, Inc., (2)	843,570
8,130	Liberty Media Starz, (2)	630,888
3,627	Madison Square Garden Inc., (2)	97,893
56,735	Metro-Goldwyn-Mayer, (16)	1,285,995
2,669	Philadelphia Newspapers LLC	272,238
32,898	Readers Digest Association Inc., (2), (16)	1,060,961
14,780	Scripps Networks Interactive, Class A Shares	740,330
2,001	Time Warner Cable, Class A	142,751
10,750	Viacom Inc., Class B	500,090
115,380	WPP Group PLC	1,422,436
	Total Media	9,789,908
	Metals & Mining – 3.7%
106,000	AngloGold Ashanti Limited, Sponsored ADR, (3)	5,082,700
189,200	Barrick Gold Corporation, (3)	9,821,372
65,667	BHP Billiton PLC, ADR	3,162,478
1,900	Cliffs Natural Resources Inc.	186,732
43,382	Freeport-McMoRan Copper & Gold, Inc.	2,409,870
301,173	Gold Fields Limited, Sponsored ADR	5,258,481
31,924	Kinross Gold Corporation	502,803
7,786	Newcrest Mining Limited, Sponsored ADR, (16)	322,340
147,000	Newcrest Mining Limited	6,054,607
142,864	Newmont Mining Corporation, (3)	7,797,517
7,280	Noranda Aluminum Hodlings Corporation	116,844
8,854	NovaGold Resources Inc., (2)	115,102
80,656	Polyus Gold Company, ADR, (16)	2,832,639
46,480	Rio Tinto Limited	4,074,490
4,600	RTI International Metals, Inc., (2)	143,290
7,000,000	Simmer & Jack Mines, (2)	786,401
7,690	Steel Dynamics Inc.	144,341
143,420	Sterlite Industries India Ltd., ADR	2,214,405
16,010	Walter Industries Inc.	2,168,234
	Total Metals & Mining	53,194,646
	Multiline Retail – 0.2%
4,924	Dillard’s, Inc., Class A	197,551
25,680	Macy’s, Inc.	622,997
69,059	Next PLC	2,193,531
	Total Multiline Retail	3,014,079
	Multi-Utilities – 0.2%
13,330	Ameren Corporation	374,173
11,860	Consolidated Edison, Inc.	601,539
22,730	Dominion Resources, Inc.	1,016,031
3,610	OGE Energy Corp.	182,522
4,360	Sempra Energy	233,260
	Total Multi-Utilities	2,407,525
	Office Electronics – 0.1%
34,257	Canon Inc.	1,490,867
	Oil, Gas & Consumable Fuels – 3.8%
3,680	Apache Corporation	481,786
14,393	Arch Coal Inc.	518,724
96,910	BG Group PLC	2,411,230
198,996	Cameco Corporation, (3)	5,977,840
141,312	Chesapeake Energy Corporation, (3)	4,736,778
6,870	Cimarex Energy Company	791,699
11,920	Cloud Peak Energy Inc.	257,353
16,373	ConocoPhillips	1,307,548
30,775	Continental Resources Inc., (2)	2,199,489
7,000	Devon Energy Corporation	642,390
4,130	Exxon Mobil Corporation	347,457
29,000	Gazprom OAO, ADR	938,730
14,310	Hess Corporation	1,219,355
6,280	Murphy Oil Corporation	461,078
6,680	Newfield Exploration Company, (2)	507,747
119,322	Nexen Inc., (3)	2,973,504
11,000	Niko Resources Limited	1,055,183
6,620	Occidental Petroleum Corporation	691,724
2,860	Peabody Energy Corporation	205,806
2,314	Petrobras Energia S.A., ADR	51,116
19,640	Petrohawk Energy Corporation, (2)	481,966
15,910	Petroquest Energy Inc., (2)	148,918
5,400,000	PT Medco Energi Internasional TBK	1,782,946
9,680	QEP Resources Inc., (2)	392,427
61,960	Range Resources Corporation, (3)	3,622,182
128,390	Royal Dutch Shell PLC, Class B, Sponsored ADR	4,654,767
4,780	SM Energy Company	354,628
89,780	StatoilHydro ASA	2,488,725
173,700	StatoilHydro ASA, Sponsored ADR, (3)	4,801,068
10,730	Stone Energy Corporation, (2)	358,060
73,693	Suncor Energy, Inc.	3,304,394
130,380	Tesoro Corporation	3,498,095
11,535	Total S.A.	702,202
2,440	Whiting Petroleum Corporation, (2)	179,218
	Total Oil, Gas & Consumable Fuels	54,546,133
	Paper & Forest Products – 0.0%
6,730	Domtar Corporation	617,679
	Personal Products – 0.0%
16,790	Prestige Brands Holdings Inc.	193,085
	Pharmaceuticals – 1.8%
38,200	AstraZeneca Group, Sponsored ADR, (3)	1,761,784
40,130	AstraZeneca Group	1,843,100
33,367	Bristol-Myers Squibb Company	881,890
174,978	Eli Lilly and Company, (3)	6,153,976
31,477	Forest Laboratories, Inc., (2), (3)	1,016,707
42,705	Johnson & Johnson	2,530,271
5,544	Merck & Company Inc.	183,007
31,154	Novartis AG, Sponsored ADR	1,689,812
18,670	Novo Nordisk A/S	2,345,638
43,610	Pfizer Inc., (3)	885,719
30,703	Sanofi-Aventis, S.A.	2,152,770
36,500	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,831,205
3,920	Warner Chilcott Limited, (2)	91,258
31,830	Watson Pharmaceuticals Inc., (2)	1,782,798
	Total Pharmaceuticals	25,149,935
	Professional Services – 0.0%
3,940	Acacia Research, (2)	134,827
2,310	Towers Watson & Company, Class A Shares	128,113
	Total Professional Services	262,940
	Real Estate – 0.6%
35,200	Annaly Capital Management Inc.	614,240
31,070	Anworth Mortgage Asset Corporation	220,286
3,470	Camden Property Trust	197,165
16,720	Digital Realty Trust Inc.	972,101
16,200	Duke Realty Corporation	226,962
7,630	Dupont Fabros Technology Inc.	185,028
4,130	Equity Lifestyles Properties Inc.	238,095
2,070	Essex Property Trust Inc.	256,680
3,200	Home Properties New York, Inc.	188,640
8,260	LaSalle Hotel Properties	223,020
2,480	Mid-America Apartment Communities	159,216
4,537	Parkway Properties Inc.	77,129
3,450	PS Business Parks Inc.	199,893
8,400	Ramco-Gershenson Properties Trust	105,252
13,480	Rayonier Inc.	839,939
12,798	Simon Property Group, Inc.	1,371,434
3,550	Taubman Centers Inc.	190,209
163,410	Westfield Group	1,578,676
163,410	Westfield Realty Trust	442,840
	Total Real Estate	8,286,805
	Real Estate Management & Development – 0.3%
98,560	Brookfield Properties Corporation	1,744,497
363,545	Hysan Development Company	1,495,580
3,360	Jones Lang LaSalle Inc.	335,126
22,021	Solidere, GDR, (16)	401,663
	Total Real Estate Management & Development	3,976,866
	Road & Rail – 0.4%
9,620	CSX Corporation	756,132
11,349	East Japan Railway Company, ADR, (16)	104,978
17,000	East Japan Railway Company	945,239
5,490	Genesee & Wyoming Inc.	319,518
10,580	Hertz Global Holdings Inc., (2)	165,365
17,650	Kansas City Southern Industries, (2)	961,043
3,920	Norfolk Southern Corporation	271,538
13,600	Union Pacific Corporation	1,337,288
255	West Japan Railway Company	984,071
	Total Road & Rail	5,845,172
	Semiconductors & Equipment – 0.6%
68,820	ASM Lithography Holding NV	3,033,235
5,900	Broadcom Corporation, Class A	232,342
34,120	Cypress Semiconductor Corporation, (2)	661,246
43,645	Intel Corporation	880,320
34,210	KLA-Tencor Corporation	1,620,528
29,740	Marvell Technology Group Ltd., (2)	462,457
17,580	Micron Technology, Inc., (2)	201,467
17,400	Novellus Systems, Inc., (2)	646,062
16,165	ON Semiconductor Corporation, (2)	159,549
22,240	Silicon Image, Inc., (2)	199,493
12,430	Teradyne Inc., (2)	221,378
	Total Semiconductors & Equipment	8,318,077
	Software – 0.4%
4,940	Advent Software Inc., (2)	141,630
7,645	Ansys Inc., (2)	414,283
6,635	CommVault Systems, Inc., (2)	264,604
4,160	Manhattan Associates Inc., (2)	136,115
135,320	Microsoft Corporation	3,431,715
31,660	Oracle Corporation	1,056,494
10,630	Rovi Corporation, (2)	570,300
1,560	Salesforce.com, Inc., (2)	208,385
6,290	VirnetX Holding Corporation	125,234
	Total Software	6,348,760
	Specialty Retail – 0.4%
13,260	Advance Auto Parts, Inc.	870,121
9,528	Best Buy Co., Inc.	273,644
11,300	Home Depot, Inc.	418,778
20,080	Industria de Diseno Textil SA, Inditex	1,611,256
4,230	Limited Brands, Inc.	139,082
18,250	Tractor Supply Company	1,092,445
36,240	Williams-Sonoma Inc.	1,467,720
	Total Specialty Retail	5,873,046
	Textiles, Apparel & Luxury Goods – 0.5%
103,790	Burberry Group PLC	1,954,708
1,510	Deckers Outdoor Corporation, (2)	130,087
3,600	Fossil Inc., (2)	337,139
14,220	LVMH Moet Hennessy	2,251,042
669,880	Yue Yuen Industrial Holdings Limited	2,118,523
	Total Textiles, Apparel & Luxury Goods	6,791,499
	Thrifts & Mortgage Finance – 0.0%
20,210	New York Community Bancorp Inc.	348,824
	Tobacco – 0.4%
36,430	Altria Group, Inc.	948,272
49,760	British American Tobacco PLC	1,997,219
45,000	Eastern Tobacco	795,569
25,339	Philip Morris International	1,662,998
21,960	Reynolds American Inc.	780,238
	Total Tobacco	6,184,296
	Trading Companies & Distributors – 0.4%
283,792	Mitsui & Company Limited	5,086,965
6,540	United Rentals Inc.	217,650
	Total Trading Companies & Distributors	5,304,615
	Wireless Telecommunication Services – 0.5%
14,343	Millicom International Cellular S.A.	1,372,513
28,509	Millicom International Cellular S.A.	2,741,710
96,298	Turkcell Iletisim Hizmetleri A.S., ADR	1,447,358
676,090	Vodafone Group PLC	1,914,288
	Total Wireless Telecommunication Services	7,475,869
	Total Common Stocks (cost $446,405,404)	521,474,928

Shares	Description (1)		Coupon	Ratings (4)	Value
	Convertible Preferred Securities – 1.7% (1.3% of Total Investments)
	Capital Markets – 0.0%
8,150	AMG Capital Trust II, Convertible Bond		5.150%	BB	$ 357,582
	Commercial Banks – 1.0%
7,300	Credit Suisse AG		7.875%	BBB+	7,519,000
7,200	Fifth Third Bancorp, Convertible Bond		8.500%	Ba1	1,065,600
4,650	Wells Fargo & Company, Convertible Bond		7.500%	A-	4,813,680
	Total Commercial Banks				13,398,280
	Diversified Financial Services – 0.3%
4,290	Bank of America Corporation		7.250%	BB+	4,337,147
	Food Products – 0.1%
7,450	Bunge Limited, Convertible Bonds		4.875%	Ba1	778,525
	Gas Utilities – 0.0%
5,125	El Paso Energy Capital Trust I, Convertible Preferred		4.750%	B	226,781
	Health Care Providers & Services – 0.0%
11,650	Omnicare Capital Trust II, Series B		4.000%	B	524,250
	Household Durables – 0.1%
9,850	Stanley, Black, and Decker Inc.		4.750%	BBB+	1,179,439
	Independent Power Producers & Energy Traders – 0.1%
20,238	AES Trust III, Convertible Preferred		6.750%	B+	987,614
	Insurance – 0.0%
7,200	Aspen Insurance Holdings Limited		5.625%	BBB-	386,424
	Media – 0.0%
150	Interpublic Group Companies Inc., Convertible Notes		0.000%	B	165,000
	Real Estate – 0.1%
31,528	CommonWealth REIT, Convertible Debt		6.500%	Baa3	678,483
13,850	Health Care REIT, Inc., Convertible Bonds		6.500%	Baa3	721,584
	Total Real Estate				1,400,067
	Total Convertible Preferred Securities (cost $20,549,714)				23,741,109

Shares	Description (1)		Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 32.9% (25.2% of Total Investments)
	Capital Markets – 3.9%
58,500	Ameriprise Financial, Inc.		7.750%	A	$ 1,623,375
119,471	BNY Capital Trust V, Series F		5.950%	A1	3,009,474
683,077	Credit Suisse		7.900%	A3	18,388,433
1,179,057	Deutsche Bank Capital Funding Trust II		6.550%	BBB	29,075,546
3,200	Deutsche Bank Capital Funding Trust IX		6.625%	BBB	78,016
68,200	Deutsche Bank Contingent Capital Trust III		7.600%	BBB	1,788,204
15,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)		6.000%	A3	343,944
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)		6.000%	A3	418,872
5,000	Goldman Sachs Group Inc.		6.200%	Baa2	124,550
15,900	Morgan Stanley Capital Trust V		5.750%	Baa2	369,039
2,500	Morgan Stanley Capital Trust VII		6.600%	Baa2	60,700
	Total Capital Markets				55,280,153
	Commercial Banks – 4.1%
585,341	Banco Santander Finance		10.500%	A-	16,652,951
28,400	Barclays Bank PLC		7.750%	A-	730,448
1,300	Barclays Bank PLC		7.100%	A+	32,786
170,400	BB&T Capital Trust VI		9.600%	Baa1	4,760,976
38,309	BB&T Capital Trust VII		8.100%	Baa1	1,032,428
155,500	Cobank Agricultural Credit Bank, 144A		7.000%	N/R	7,284,211
48,000	Cobank Agricultural Credit Bank		11.000%	A	2,670,000
2,800	Fifth Third Capital Trust V		7.250%	Baa3	70,980
1,000,000	HSBC Bank PLC		1.000%	A	630,000
45,812	HSBC Finance Corporation		6.875%	A	1,178,743
367,100	HSBC Holdings PLC, (2)		8.000%	A-	10,014,488
1,400	HSBC Holdings PLC		6.200%	A-	33,810
15,100	HSBC USA Inc., Series F		2.858%	A-	723,139
150,200	Merrill Lynch Preferred Capital Trust V		7.280%	Baa3	3,736,976
355,241	National City Capital Trust II		6.625%	BBB	8,991,150
9,700	Wells Fargo Capital Trust VII		5.850%	A-	242,888
	Total Commercial Banks				58,785,974
	Diversified Financial Services – 2.2%
72,000	Citigroup Capital Trust XII		8.500%	BB+	1,895,760
178,500	Citigroup Capital XIII		7.875%	BB+	4,890,900
2,000	Countrywide Capital Trust III		7.000%	Baa3	50,020
63,600	Countrywide Capital Trust IV		6.750%	Baa3	1,575,372
188,023	ING Groep N.V.		7.200%	Ba1	4,459,906
755,475	ING Groep N.V.		7.050%	Ba1	17,617,677
6,600	JPMorgan Chase Capital Trust XXIX		6.700%	A2	168,168
	Total Diversified Financial Services				30,657,803
	Diversified Telecommunication Services – 0.2%
69,063	AT&T Inc.		6.375%	A2	1,841,220
52,000	Telephone and Data Systems Inc.		6.875%	Baa2	1,298,440
	Total Diversified Telecommunication Services				3,139,660
	Electric Utilities – 0.5%
259,300	Entergy Texas Inc.		7.875%	BBB+	7,275,958
	Food Products – 0.2%
33,100	Dairy Farmers of America Inc., 144A		7.875%	BBB-	3,034,856
	Insurance – 7.3%
1,122,600	Aegon N.V.		6.375%	BBB	25,561,602
35,900	Allianz SE		8.375%	A+	959,205
192,117	Arch Capital Group Limited, Series B		7.875%	BBB	4,875,929
361,042	Arch Capital Group Limited		8.000%	BBB	9,202,961
2,769	Axis Capital Holdings Limited		7.250%	BBB	68,367
4,250,000	Dai-Ichi Mutual Life, 144A		7.250%	A3	4,201,355
29,400	Delphi Financial Group, Inc.		7.376%	BB+	712,950
209,327	EverestRe Capital Trust II		6.200%	Baa1	4,879,412
84,357	Markel Corporation		7.500%	BBB	2,210,153
849,084	PartnerRe Limited, Series C		6.750%	BBB+	20,768,595
144,415	PLC Capital Trust III		7.500%	BBB	3,653,700
14,000	PLC Capital Trust IV		7.250%	BBB	349,160
22,317	Protective Life Corporation		7.250%	BBB	557,479
136,730	Prudential Financial Inc.		9.000%	BBB+	3,761,442
24,682	Prudential PLC		6.750%	A-	618,037
1,000,000	Reinsurance Group of America Inc.		6.750%	BBB-	977,126
87,828	RenaissanceRe Holdings Limited, Series C		6.080%	BBB+	2,015,653
175,400	RenaissanceRe Holdings Limited, Series D		6.600%	BBB+	4,307,824
589,279	W. R. Berkley Corporation, Capital Trust II		6.750%	BBB-	14,726,082
	Total Insurance				104,407,032
	Media – 4.1%
599,221	CBS Corporation		6.750%	BBB-	15,064,416
1,012,662	Comcast Corporation		7.000%	BBB+	25,914,021
30,000	Comcast Corporation		6.625%	BBB+	780,900
647,540	Viacom Inc.		6.850%	BBB+	16,829,565
	Total Media				58,588,902
	Multi-Utilities – 0.7%
125,800	Dominion Resources Inc.		8.375%	BBB	3,571,462
227,600	Xcel Energy Inc.		7.600%	BBB	6,343,212
	Total Multi-Utilities				9,914,674
	Oil, Gas & Consumable Fuels – 1.1%
611,600	Nexen Inc.		7.350%	BB+	15,504,060
	Pharmaceuticals – 0.1%
39,800	Bristol Myers Squibb Company (CORTS)		6.250%	A+	1,003,756
	Real Estate – 8.3%
59,800	CommomWealth REIT		7.500%	BBB	1,259,986
532,400	CommomWealth REIT		7.125%	Baa3	13,373,888
199,813	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	4,955,362
6,800	Duke Realty Corporation, Series K		6.500%	Baa3	156,740
72,830	Duke Realty Corporation, Series L		6.600%	Baa3	1,701,309
22,700	Duke Realty Corporation, Series N		7.250%	Baa3	567,273
121,700	Duke-Weeks Realty Corporation		6.625%	Baa3	2,828,308
143,005	Equity Residential Properties Trust, Series N		6.480%	BBB-	3,616,596
632,116	Kimco Realty Corporation, Series G		7.750%	Baa2	16,346,520
23,000	Kimco Realty Corporation, Series H		6.900%	Baa2	572,240
3,997	Prologis Trust, Series C		8.540%	Baa3	223,457
51,275	Prologis Trust, Series G		6.750%	Baa3	1,229,575
20,000	PS Business Parks, Inc.		0.000%	BBB-	493,400
27,632	Public Storage, Inc., Series C		6.600%	BBB+	689,142
149,500	Public Storage, Inc., Series E		6.750%	BBB+	3,770,390
69,911	Public Storage, Inc., Series H		6.950%	BBB+	1,755,465
700	Public Storage, Inc., Series K		7.250%	BBB+	17,857
1,321	Public Storage, Inc., Series M		6.625%	BBB+	33,302
29,949	Public Storage, Inc.		6.875%	BBB+	775,080
235,263	Public Storage, Inc.		6.750%	BBB+	5,938,038
27,541	Realty Income Corporation		6.750%	Baa2	701,745
135,186	Regency Centers Corporation		7.450%	Baa3	3,406,687
626,351	Vornado Realty LP		7.875%	BBB	16,967,849
1,227,443	Wachovia Preferred Funding Corporation		7.250%	A-	31,361,169
5,559	Weingarten Realty Trust		8.100%	BBB	126,189
117,000	Weingarten Realty Trust		6.950%	Baa3	2,848,950
102,725	Weingarten Realty Trust		6.500%	Baa3	2,436,637
	Total Real Estate				118,153,154
	Wireless Telecommunication Services – 0.2%
89,557	Telephone and Data Systems Inc.		7.600%	Baa2	2,250,566
16,700	Telephone and Data Systems Inc.		7.000%	Baa2	417,165
	Total Wireless Telecommunication Services				2,667,731
	Total $25 Par (or similar) Preferred Securities (cost $456,907,650)				468,413,713

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 6.8% (5.2% of Total Investments) (6)
	Aerospace & Defense – 0.1%
$ 574	DAE Aviation Holdings, Inc., Term Loan B1	5.310%	7/31/14	B	$ 574,109
553	DAE Aviation Holdings, Inc., Term Loan B2	5.310%	7/31/14	B	553,059
1,127	Total Aerospace & Defense				1,127,168
	Airlines – 0.1%
1,925	Delta Air Lines, Inc., Term Loan	3.506%	4/30/14	B	1,908,457
	Automobiles – 0.1%
1,366	Ford Motor Company, Term Loan	3.010%	12/15/13	Baa3	1,367,198
	Biotechnology – 0.1%
900	Grifols, Term Loan, WI/DD	TBD	TBD	BB	907,684
	Chemicals – 0.1%
998	Univar, Inc., Term Loan	5.000%	6/30/17	B	1,002,666
	Communications Equipment – 0.5%
1,642	Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	1,591,944
3,299	Avaya, Inc., Term Loan	3.061%	10/27/14	B1	3,223,166
1,125	CommScope Inc., Term Loan	5.000%	1/14/18	BB	1,134,141
867	Intelsat, Term Loan	5.250%	4/02/18	BB-	873,503
6,933	Total Communications Equipment				6,822,754
	Diversified Consumer Services – 0.1%
946	Cengage Learning Acquisitions, Inc., Term Loan	2.500%	7/03/14	B+	908,058
	Diversified Financial Services – 0.1%
1,033	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	1,038,788
	Electric Utilities – 0.2%
1,930	TXU Corporation, Term Loan B2	3.783%	10/10/14	B2	1,629,126
834	TXU Corporation, Term Loan B3	3.759%	10/10/14	B2	702,470
2,764	Total Electric Utilities				2,331,596
	Electrical Equipment – 0.1%
1,615	Allison Transmission Holdings, Inc., Term Loan	3.010%	8/07/14	B	1,604,872
	Food & Staples Retailing – 0.1%
1,995	U.S. Foodservice, Inc., Term Loan	2.753%	7/03/14	B2	1,938,160
	Food Products – 0.2%
96	Darling International, Inc., Term Loan	5.141%	12/17/16	BB+	96,900
2,250	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	2,254,394
995	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	1,001,426
3,341	Total Food Products				3,352,720
	Health Care Providers & Services – 0.4%
2,719	Community Health Systems, Inc., Term Loan	2.561%	7/25/14	BB	2,693,215
137	Community Health Systems, Inc., Delayed Term Loan	2.561%	7/25/14	BB	136,198
840	Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	839,780
1,125	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,104,375
840	Select Medical Corporation, Term Loan B2	2.337%	2/24/12	Ba2	836,657
438	Select Medical Corporation, Term Loan	2.317%	2/24/12	Ba2	436,093
6,099	Total Health Care Providers & Services				6,046,318
	Hotels, Restaurants & Leisure – 0.8%
1,347	Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	1,346,500
2,301	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	2,333,229
991	Harrah’s Operating Company, Inc., Term Loan B2	3.303%	1/28/15	B	919,983
518	Herbst Gaming, LLC, Term Loan	10.000%	12/31/15	B+	540,600
901	Orbitz Worldwide, Inc., Term Loan	3.286%	7/25/14	B+	850,107
132	OSI Restaurant Partners LLC, Revolver	3.540%	6/14/13	B+	128,552
1,364	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,326,300
556	Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	559,106
1,935	Travelport LLC, Delayed Term Loan	4.963%	8/21/15	Ba3	1,916,234
134	Travelport LLC, Letter of Credit	4.807%	8/21/15	Ba3	132,860
669	Travelport LLC, Term Loan	4.963%	8/21/15	Ba3	662,146
377	Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	368,050
1,107	Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	1,080,646
12,332	Total Hotels, Restaurants & Leisure				12,164,313
	Household Products – 0.1%
998	Visant Corporation, Term Loan	5.250%	12/22/16	Ba3	997,874
	IT Services – 0.5%
2,029	First Data Corporation, Term Loan B1	3.002%	9/24/14	B+	1,946,935
483	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	477,498
1,183	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.000%	7/28/15	B+	1,171,210
476	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.000%	7/28/12	B+	470,865
2,268	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.000%	7/28/15	B+	2,244,156
1,153	SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	1,146,516
7,592	Total IT Services				7,457,180
	Leisure Equipment & Products – 0.0%
724	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	728,656
	Media – 1.0%
740	Cequel Communications LLC, Term Loan B	2.260%	11/05/13	Ba2	736,835
3,191	Charter Communications Operating Holdings LLC, Term Loan C	3.560%	9/06/16	BB+	3,203,666
781	Citadel Broadcasting Corporation, Term Loan, (7)	4.250%	12/30/16	Baa3	782,960
1,110	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	1,101,914
50	Nielsen Finance LLC, Term Loan A	2.259%	8/09/13	Ba2	49,767
1,850	Nielsen Finance LLC, Term Loan B	4.009%	5/02/16	BB	1,854,842
819	Nielsen Finance LLC, Term Loan C	3.759%	5/02/16	Ba2	818,830
342	SuperMedia, Term Loan	11.000%	12/31/15	B-	227,985
1,425	Tribune Company, Term Loan B, (8), (9)	0.000%	6/04/14	Ca	996,609
5,477	Univision Communications, Inc., Term Loan	4.496%	3/31/17	B	5,345,638
15,785	Total Media				15,119,046
	Metals & Mining – 0.1%
825	John Maneely Company, Term Loan	4.750%	4/01/17	BB	826,712
998	Novelis, Inc., Term Loan	4.000%	3/10/17	Ba2	1,001,329
1,823	Total Metals & Mining				1,828,041
	Oil, Gas & Consumable Fuels – 0.2%
2,910	CCS Income Trust, Term Loan	3.304%	11/14/14	B	2,762,831
	Personal Products – 0.1%
935	NBTY, Inc., Term Loan B1, WI/DD	TBD	TBD	BB-	938,700
	Pharmaceuticals – 0.1%
1,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,040,000
	Real Estate – 0.1%
2,000	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B2	1,983,588
	Real Estate Management & Development – 0.3%
999	Capital Automotive LP, Tranche B	5.000%	3/13/17	Ba3	991,370
1,633	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	1,634,835
1,191	Realogy Corporation, Delayed Term Loan	4.562%	10/10/16	B1	1,125,524
3,823	Total Real Estate Management & Development				3,751,729
	Road & Rail – 0.1%
1,135	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	1,141,924
	Semiconductors & Equipment – 0.2%
1,994	Freescale Semiconductor, Inc., Term Loan	4.511%	12/01/16	B1	1,985,262
1,000	NXP Semiconductor LLC, Term Loan, WI/DD	TBD	TBD	B-	1,011,875
2,994	Total Semiconductors & Equipment				2,997,137
	Software – 0.1%
869	IPC Systems, Inc., Term Loan	2.532%	6/02/14	B1	858,544
	Specialty Retail – 0.8%
2,250	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	2,225,038
1,500	Claire’s Stores, Inc., Term Loan B, WI/DD	TBD	TBD	B	1,435,209
1,500	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,496,915
1,833	Jo-Ann Stores, Inc., Term Loan	4.750%	3/15/18	B+	1,821,188
971	Michaels Stores, Inc., Term Loan B1	2.584%	10/31/13	B+	962,847
1,306	Michaels Stores, Inc., Term Loan B2	4.834%	7/31/16	B+	1,312,234
1,727	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,738,493
11,087	Total Specialty Retail				10,991,924
	Wireless Telecommunication Services – 0.1%
1,928	Clear Channel Communications, Inc., Tranche B, Term Loan	3.896%	11/13/15	CCC+	1,699,626
$ 98,977	Total Variable Rate Senior Loan Interests (cost $95,635,837)				96,817,552

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 11.2% (8.5% of Total Investments)
	Aerospace & Defense – 0.1%
$ 500	Alliant Techsystems Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 503,750
1,270	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	1,281,113
1,770	Total Aerospace & Defense				1,784,863
	Auto Components – 0.1%
500	BorgWarner Inc.	3.500%	4/15/12	BBB	1,222,500
250	TRW Automotive Inc., Convertible Bond, 144A	3.500%	12/01/15	Ba2	500,313
750	Total Auto Components				1,722,813
	Automobiles – 0.1%
1,100	Ford Motor Company, Convertible Bonds	4.250%	11/15/16	Ba3	1,993,750
	Beverages – 0.0%
400	Molson Coors Brewing Company, Convertible Notes	2.500%	7/30/13	BBB-	464,500
	Biotechnology – 0.3%
3,375	Amgen Inc.	0.375%	2/01/13	A+	3,353,906
600	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	812,250
3,975	Total Biotechnology				4,166,156
	Capital Markets – 0.1%
600	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	704,250
750	Jefferies Group Inc., Convertible Bond	3.875%	11/01/29	BBB	779,063
1,350	Total Capital Markets				1,483,313
	Commercial Banks – 0.0%
450	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	459,563
	Commercial Services & Supplies – 0.0%
450	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	531,000
	Communications Equipment – 0.7%
600	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	612,000
950	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	927,438
8,840	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	8,552,700
10,390	Total Communications Equipment				10,092,138
	Computers & Peripherals – 0.8%
1,400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	2,317,000
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	1,193,500
1,050	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	1,737,750
1,200	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	2,046,000
2,000	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,962,500
1,161	Sandisk Corporation, Convertible Bond	1.500%	8/15/17	BB-	1,314,833
7,511	Total Computers & Peripherals				10,571,583
	Containers & Packaging – 0.1%
950	Owens-Brockway Glass Containers	3.000%	6/01/15	BB	963,063
	Diversified Consumer Services – 0.1%
561	Coinstar Inc., Convertible Bond	4.000%	9/01/14	BB+	775,583
400	Sotheby’s Holdings Inc., Convertible Bond	3.125%	6/15/13	BB-	657,500
961	Total Diversified Consumer Services				1,433,083
	Diversified Financial Services – 0.1%
800	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	792,000
	Diversified Telecommunication Services – 0.0%
565	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	671,644
	Electrical Equipment – 0.1%
650	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	710,938
462	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	645,068
1,112	Total Electrical Equipment				1,356,006
	Electronic Equipment & Instruments – 0.2%
500	Anixter International Inc., Convertible Bond	1.000%	2/15/13	B+	627,500
500	Itron Inc.	2.500%	8/01/26	B	514,375
1,000	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	1,077,500
2,000	Total Electronic Equipment & Instruments				2,219,375
	Energy Equipment & Services – 0.8%
1,950	Bristow Group Convertible Bond	3.000%	6/15/38	BB	1,952,438
764	Cameron International Corporation, Convertible Bonds	2.500%	6/15/26	BBB+	1,232,905
450	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	B+	555,188
1,200	Nabors Industries Inc., 144A	0.940%	5/15/11	BBB	1,194,000
1,300	Nabors Industries Inc.	0.940%	5/15/11	BBB	1,293,500
650	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	689,000
2,800	Transocean Inc.	1.500%	12/15/37	BBB	2,754,500
1,875	Transocean Inc.	1.500%	12/15/37	BBB	1,825,781
10,989	Total Energy Equipment & Services				11,497,312
	Food Products – 0.3%
400	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	445,000
1,000	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	1,112,500
450	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	468,000
800	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B+	1,006,000
650	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB+	846,625
3,300	Total Food Products				3,878,125
	Health Care Equipment & Supplies – 0.9%
450	American Medical Systems Holdings, Convertible Bond	4.000%	9/15/41	BB-	601,313
200	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	237,500
700	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	831,250
350	Fisher Scientific International Inc., (10)	3.250%	3/01/24	A-	485,940
1,139	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	1,099,135
1,089	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	1,324,496
850	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	BB-	1,057,188
3,500	Medtronic, Inc.	1.500%	4/15/11	AA-	3,500,000
2,750	Medtronic, Inc.	1.625%	4/15/13	AA-	2,832,500
550	Teleflex Inc., Convertible Bond	3.875%	8/01/17	B+	619,438
11,578	Total Health Care Equipment & Supplies				12,588,760
	Health Care Providers & Services – 0.3%
300	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB+	460,500
450	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	465,188
875	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	931,875
976	Omnicare, Inc.	3.750%	12/15/25	BB	1,257,820
538	Omnicare, Inc.	3.250%	12/15/35	B+	498,995
50	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	69,875
3,189	Total Health Care Providers & Services				3,684,253
	Hotels, Restaurants & Leisure – 0.1%
1,150	International Game Technology	3.250%	5/01/14	BBB	1,319,625
	Household Durables – 0.2%
911	D.R. Horton, Inc.	2.000%	5/15/14	BB-	1,038,540
750	Lennar Corporation, 144A	2.750%	12/15/20	B+	814,688
361	Lennar Corporation	2.000%	12/01/20	B+	363,256
2,022	Total Household Durables				2,216,484
	Independent Power Producers & Energy Traders – 0.1%
450	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	791,438
	Industrial Conglomerates – 0.1%
850	Textron Inc.	4.500%	5/01/13	BBB-	1,819,000
	Insurance – 0.0%
400	Old Republic International Corporation	8.000%	5/15/12	BBB+	480,000
	Internet & Catalog Retail – 0.0%
350	Priceline.com Inc., Convertible Bond	1.250%	3/15/15	BBB-	616,000
	Internet Software & Services – 0.1%
750	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	810,000
600	Equinix Inc.	4.750%	6/15/16	B-	806,250
1,350	Total Internet Software & Services				1,616,250
	IT Services – 0.0%
250	Macrovision Corporation, Convertible Bonds	2.625%	8/15/11	BB-	474,375
	Life Sciences Tools & Services – 0.1%
550	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	573,375
750	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB	870,000
1,300	Total Life Sciences Tools & Services				1,443,375
	Machinery – 0.4%
1,200	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,800,000
500	Ingersoll Rand	4.500%	4/15/12	BBB+	1,357,500
650	Navistar International Corporation, Convertible Bond	3.000%	10/15/14	B1	981,500
250	Terex Corporation	4.000%	6/01/15	B	595,625
600	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	654,000
3,200	Total Machinery				5,388,625
	Media – 0.4%
850	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	BB	971,125
1,061	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB-	623,338
2,000	Liberty Media Corporation	3.125%	3/30/23	BB-	2,375,000
1,050	Omnicom Group Inc., Convertible Bond	0.000%	7/01/38	BBB+	1,179,938
550	XM Satellite Radio Inc., 144A	7.000%	12/01/14	BB-	728,750
5,511	Total Media				5,878,151
	Metals & Mining – 0.9%
750	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	2,109,375
3,450	First Uranium Corporation	4.250%	6/30/12	N/R	2,775,658
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	2,100,000
250	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	338,125
650	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	879,125
400	Newmont Mining Corporation	3.000%	2/15/12	BBB+	490,000
900	Newmont Mining Corporation	1.250%	7/15/14	BBB+	1,186,875
350	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	448,000
1,100	United States Steel Corporation	4.000%	5/15/14	BB	2,006,125
10,850	Total Metals & Mining				12,333,283
	Multiline Retail – 0.0%
450	Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB-	475,875
	Multi-Utilities – 0.1%
700	CMS Energy Corporation, Convertible Bonds	2.875%	12/01/24	BB+	1,064,875
	Oil, Gas & Consumable Fuels – 0.6%
550	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	748,000
600	Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB	699,000
1,461	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,587,011
750	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	848,438
1,150	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	1,523,750
450	Penn Virginia Corporation	4.500%	11/15/12	B+	464,625
700	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	1,241,625
2,246	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,774,340
7,907	Total Oil, Gas & Consumable Fuels				8,886,789
	Personal Products – 0.1%
950	RadioShack Corporation, Convertible Bond	2.500%	8/01/13	Ba2	966,625
	Pharmaceuticals – 0.4%
1,475	Allergan Inc., Convertible Bond	1.500%	4/01/26	A+	1,648,313
811	Mylan Labs, Inc., Convertible Bonds, 144A	3.750%	9/15/15	BB	1,490,213
750	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB	825,938
450	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	514,688
200	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B	790,000
3,686	Total Pharmaceuticals				5,269,152
	Real Estate – 0.8%
1,350	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,471,500
950	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	961,875
250	Boston Properties Limited Partnership, Convertible Bonds	2.875%	2/15/37	A2	253,125
450	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	455,063
600	ERP Operating LP	3.850%	8/15/26	BBB+	614,280
750	Health Care REIT, Inc., Convertible Bonds	3.000%	12/01/29	Baa2	852,188
1,200	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.625%	4/15/27	BB+	1,201,500
650	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	766,188
600	National Retail Properties Inc., Convertible Bonds	5.125%	6/15/28	Baa2	698,250
350	Prologis Trust, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	349,125
1,500	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	1,496,250
550	Prologis Trust	3.250%	3/15/15	BBB-	645,562
850	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB+	1,018,937
650	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	826,312
450	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	502,312
11,150	Total Real Estate				12,112,467
	Road & Rail – 0.1%
649	Hertz Global Holdings Inc., Convertible Bond	5.250%	6/01/14	B-	1,307,734
	Semiconductors & Equipment – 1.0%
2,798	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B+	2,885,437
924	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B+	954,029
1,800	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,851,749
3,150	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	3,705,187
1,850	Micron Technology, Inc.	1.875%	6/01/14	B+	2,011,874
1,000	ON Semiconductor Corporation	2.625%	12/15/26	BB	1,177,499
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	523,687
1,150	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB	1,338,312
13,122	Total Semiconductors & Equipment				14,447,774
	Software – 0.2%
950	Microsoft Corporation, Convertible Bond, 144A	0.000%	6/15/13	AAA	991,562
1,800	Symantec Corporation, Convertible Bond	1.000%	6/15/13	BBB	2,171,249
2,750	Total Software				3,162,811
	Specialty Retail – 0.0%
700	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	718,374
	Textiles, Apparel & Luxury Goods – 0.1%
850	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B+	859,562
	Trading Companies & Distributors – 0.2%
400	United Rentals Inc., Convertible Bonds	4.000%	11/15/15	B	1,238,499
386	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	916,749
786	Total Trading Companies & Distributors				2,155,248
	Wireless Telecommunication Services – 0.1%
1,250	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB-	729,688
$ 136,223	Total Convertible Bonds (cost $140,776,892)				158,886,880

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 11.0% (8.4% of Total Investments)
	Aerospace & Defense – 0.0%
$ 333	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$ 340,493
	Airlines – 0.1%
900	United Airlines Inc., 144A	12.000%	11/01/13	B3	977,625
	Auto Components – 0.2%
1,200	Cooper Standard Automitve	8.500%	5/01/18	B+	1,290,000
1,800	Titan Wheels International Inc., 144A	7.875%	10/01/17	B+	1,908,000
3,000	Total Auto Components				3,198,000
	Building Products – 0.0%
540	Libbey Glass Inc.	10.000%	2/15/15	B	588,600
	Capital Markets – 0.1%
950	Ares Capital Corporation, Convertible Bond	5.750%	2/01/16		1,012,938
	Chemicals – 0.5%
2,850	Hexion US Finance Corporation	8.875%	2/01/18	B3	3,013,875
1,200	NOVA Chemicals Corporation	8.625%	11/01/19	BB-	1,342,500
450	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B-	480,375
2,100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B+	2,149,875
6,600	Total Chemicals				6,986,625
	Commercial Banks – 0.8%
300	Ally Financial Inc.	8.000%	3/15/20	B1	326,625
1,400	Den Norske Bank	0.875%	2/18/35	Baa1	840,000
1,400	Den Norske Bank	0.657%	2/24/37	Baa1	840,000
2,915	Groupe BCPE	3.800%	12/30/49	BBB-	2,059,448
7,076	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	6,902,638
800	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	764,000
13,891	Total Commercial Banks				11,732,711
	Commercial Services & Supplies – 0.3%
1,200	Avis Budget Car Rental	8.250%	1/15/19	B	1,257,000
1,500	International Lease Finance Corporation, 144A	8.750%	3/15/17	BB+	1,687,500
1,200	Ticketmaster	10.750%	8/01/16	B1	1,311,000
3,900	Total Commercial Services & Supplies				4,255,500
	Communications Equipment – 0.3%
1,800	Avaya Inc., 144A	7.000%	4/01/19	B1	1,755,000
450	Avaya Inc.	10.125%	11/01/15	CCC+	460,125
1,200	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,311,000
600	Sungard Data Systems Inc., 144A	7.625%	11/15/20	B	616,500
4,050	Total Communications Equipment				4,142,625
	Containers & Packaging – 0.1%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB	648,000
1,500	Solo Cup Company	8.500%	12/15/14	Caa2	1,342,500
2,100	Total Containers & Packaging				1,990,500
	Diversified Financial Services – 0.2%
900	Ally Financial Inc.	7.500%	9/15/20	B1	959,625
950	CIT Group Inc.	7.000%	5/01/17	B+	951,188
200	Fortis Hybrid Financing	8.250%	8/27/49	BBB	201,000
2,050	Total Diversified Financial Services				2,111,813
	Diversified Telecommunication Services – 0.4%
1,200	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	1,251,000
350	Insight Communications, 144A	9.375%	7/15/18	B-	388,500
1,200	IntelSat Jackson Holding, 144A	7.250%	10/15/20	B	1,200,000
1,000	Windstream Corporation, 144A	7.500%	4/01/23	Ba3	985,000
1,200	Windstream Corporation	7.875%	11/01/17	Ba3	1,287,000
4,950	Total Diversified Telecommunication Services				5,111,500
	Electric Utilities – 0.6%
600	Calpine Corporation, 144A	7.875%	7/31/20	B+	637,500
900	Energy Future Holdings	10.250%	1/15/20	B	953,708
6,400	WPS Resource Corporation	6.110%	12/01/16	Baa2	6,248,000
7,900	Total Electric Utilities				7,839,208
	Electrical Equipment – 0.1%
1,200	Kemet Corporation	10.500%	5/01/18	B1	1,353,000
	Electronic Equipment & Instruments – 0.0%
450	Amkor Technology Inc.	7.375%	5/01/18	BB-	465,750
	Food & Staples Retailing – 0.2%
1,200	Stater Brothers Holdings Inc., 144A	7.375%	11/15/18	B+	1,245,000
1,200	U.S. Foodservice, 144A	10.250%	6/30/15	Caa2	1,261,500
2,400	Total Food & Staples Retailing				2,506,500
	Food Products – 0.3%
1,200	Dole Foods Company, 144A	8.000%	10/01/16	B+	1,273,500
2,700	Dole Foods Company	8.750%	7/15/13	B-	2,916,000
3,900	Total Food Products				4,189,500
	Health Care Equipment & Supplies – 0.0%
500	Biomet Inc.	10.000%	10/15/17	B-	548,125
	Health Care Providers & Services – 0.8%
600	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	618,000
450	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	479,250
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,110,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	1,076,250
1,800	HCA Inc.	8.500%	4/15/19	BB	1,998,000
4,050	Select Medical Corporation	7.625%	2/01/15	B-	4,120,875
1,800	Select Medical Corporation	6.211%	9/15/15	CCC+	1,752,750
11,700	Total Health Care Providers & Services				12,155,125
	Hotels, Restaurants & Leisure – 0.8%
1,200	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	1,194,000
1,200	GWR Operating Partnership	10.875%	4/01/17	BB-	1,300,500
2,250	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,556,563
900	Landry’s Restaurants Inc.	11.625%	12/01/15	B	969,750
300	MGM Resorts International	9.000%	3/15/20	Ba3	328,875
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	640,500
600	Penn National Gaming Inc.	8.750%	8/15/19	BB-	662,250
1,200	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	1,248,000
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.810%	3/15/14	BB	1,706,250
600	Universal City Development Partners	8.875%	11/15/15	B3	653,250
10,600	Total Hotels, Restaurants & Leisure				11,259,938
	Household Products – 0.1%
1,650	Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B+	1,728,375
	Independent Power Producers & Energy Traders – 0.1%
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	1,042,500
	Industrial Conglomerates – 0.0%
300	Reynolds Group, 144A	9.000%	4/15/19	B-	310,500
	IT Services – 0.7%
300	Fidelity National Information Services Inc.	7.875%	7/15/20	Ba2	327,750
2,350	First Data Corporation, 144A, WI/DD	7.375%	6/15/19	B+	2,388,188
1,800	First Data Corporation, 144A	8.875%	8/15/20	B+	1,975,500
1,400	First Data Corporation	10.550%	9/24/15	B-	1,450,846
600	First Data Corporation	9.875%	9/24/15	B-	615,000
600	First Data Corporation	11.250%	3/31/16	CCC+	597,750
600	ManTech International Company	7.250%	4/15/18	BB+	630,000
1,050	Seagate HDD Cayman	6.875%	5/01/20	BB+	1,047,375
8,700	Total IT Services				9,032,409
	Machinery – 0.2%
3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	3,097,500
	Media – 0.5%
600	Allbritton Communications Company, 144A	8.000%	5/15/18	B	633,000
2,000	AMC Entertainment Inc.	8.000%	3/01/14	CCC+	2,022,500
450	Cablevision Systems Corporation	7.750%	4/15/18	B+	486,000
300	Cablevision Systems Corporation	8.000%	4/15/20	B+	327,000
1,050	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,000,125
300	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	211,500
450	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	493,313
4,000	Medianews Group Inc., (10), (11)	6.375%	4/01/14	CC	400
300	NexStar Mission Broadcast	8.875%	4/15/17	B	324,750
900	Nielsen Finance LLC Co	7.750%	10/15/18	B+	965,250
600	TL Acquisitions Inc., 144A	10.500%	1/15/15	CCC+	612,000
10,950	Total Media				7,075,838
	Metals & Mining – 0.4%
900	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	900,000
5,200	MagIndustries Corporation, (10)	11.000%	12/14/12	N/R	5,099,172
6,100	Total Metals & Mining				5,999,172
	Multiline Retail – 0.5%
3,150	Neiman Marcus Group Inc., Term Loan	9.000%	10/15/15	B-	3,291,750
1,200	Sprectum Brands Inc., 144A	9.500%	6/15/18	B	1,323,000
1,200	Toys “R” Us, Inc.	7.375%	10/15/18	B3	1,203,000
1,500	Toys “R” Us Property Company II LLC	8.500%	12/01/17	Ba1	1,612,500
7,050	Total Multiline Retail				7,430,250
	Multi-Utilities – 0.1%
1,200	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	1,230,000
	Municipal – 0.0%
600	Tops Markets	10.125%	10/15/15	B	645,000
	Oil, Gas & Consumable Fuels – 0.8%
1,500	Alta Mesa Holdings Finance, 144A	9.625%	10/15/18	B	1,522,500
2,400	Chaparral Energy Inc.	8.875%	2/01/17	B-	2,520,000
600	CONSOL Energy Inc.	8.000%	4/01/17	BB	657,000
600	CONSOL Energy Inc.	8.250%	4/01/20	BB	665,250
700	Energy XXI Gulf Coast Inc., 144A	7.750%	6/15/19	B	701,750
1,200	Genesis Energy LP, 144A	7.875%	12/15/18	B+	1,212,000
1,200	Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.625%	4/15/21	BB-	1,257,000
450	Western Refining Inc., 144A	10.750%	6/15/14	B3	486,000
1,050	Western Refining Inc.	11.250%	6/15/17	B	1,186,500
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,597,500
11,200	Total Oil, Gas & Consumable Fuels				11,805,500
	Paper & Forest Products – 0.1%
900	Catalyst Paper Corporation, 144A	11.000%	12/15/16	B3	904,500
	Personal Products – 0.2%
1,800	Prestige Brands Inc.	8.250%	4/01/18	B	1,899,000
600	Revlon Consumer Products	9.750%	11/15/15	B	649,500
2,400	Total Personal Products				2,548,500
	Pharmaceuticals – 0.2%
900	Mylan Inc., 144A	7.875%	7/15/20	BB	978,750
1,800	Warner Chilcott Company LLC, 144A	7.750%	9/15/18	BB	1,885,500
2,700	Total Pharmaceuticals				2,864,250
	Real Estate – 0.1%
1,200	Entertainment Properties Trust, 144A	7.750%	7/15/20	Baa3	1,296,000
	Road & Rail – 0.1%
900	Avis Budget Car Rental	9.625%	3/15/18	B	994,500
	Semiconductors & Equipment – 0.2%
2,000	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	2,190,000
300	NXP BV	3.053%	10/15/13	B-	297,375
2,300	Total Semiconductors & Equipment				2,487,375
	Specialty Retail – 0.3%
1,154	Brookstone Company Inc., 144A	13.000%	10/15/14	CCC+	1,035,715
1,350	Claires Stores, Inc.	9.250%	6/01/15	CCC	1,333,125
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,182,000
300	Express LLC	8.750%	3/01/18	B	325,500
4,004	Total Specialty Retail				3,876,340
	Transportation Infrastructure – 0.1%
1,800	AWAS Aviation Capital Limited, 144A	7.000%	10/15/16	BBB-	1,799,999
	Wireless Telecommunication Services – 0.5%
1,500	Clearwire Communications Finance	12.000%	12/01/15	B2	1,619,999
1,500	IPCS, Inc.	2.429%	5/01/13	Ba2	1,462,499
3,550	Sprint Nextel Corporation	8.375%	8/15/17	BB-	3,953,812
6,550	Total Wireless Telecommunication Services				7,036,310
$ 156,418	Total Corporate Bonds (cost $149,527,965)				155,970,894

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities – 24.6% (18.8% of Total Investments)
	Capital Markets – 0.3%
$ 2,800	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 2,674,000
1,600	Credit Suisse Guernsey	1.003%	5/15/17	A3	1,279,248
	Total Capital Markets				3,953,248
	Commercial Banks – 9.6%
9,350	AgFirst Farm Credit Bank	7.300%	12/15/53	A	8,250,721
2,120	Banco Santander Finance	10.500%	9/29/49	A-	2,398,248
3,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Baa3	3,067,500
3,200	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Baa3	3,256,000
2,500	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Baa3	2,562,500
7,675	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	7,675,000
2,000	Barclays Bank PLC, 144A	6.860%	6/15/32	A-	1,870,000
1,000	Barclays Bank PLC	6.278%	12/15/34	A-	870,000
3,000	BB&T Capital Trust II	6.750%	6/07/36	Baa1	2,996,373
3,800	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	3,781,000
5,450	BBVA International Unipersonal	5.919%	4/18/17	A-	4,612,657
3,360	Credit Agricole, S.A., 144A	8.375%	10/13/49	A-	3,595,200
3,950	Credit Agricole, S.A.	9.750%	12/26/54	A-	4,295,625
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,823,117
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	3,797,378
4,800	Fulton Capital Trust I	6.290%	2/01/36	Baa3	4,128,000
1,450	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	1,324,938
1,300	HSBC America Capital Trust I, 144A	7.808%	12/15/26	A-	1,327,625
1,000	HSBC Bank PLC	0.850%	6/11/49	A	640,000
9,300	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	12,462,000
100	HSBC Financial Capital Trust IX	5.911%	11/30/15	Baa1	95,750
4,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	4,090,696
4,150	NB Capital Trust II	7.830%	12/15/26	Baa3	4,243,375
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	10,180,000
7,640	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	9,951,100
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	2,027,808
12,810	Societe Generale	8.750%	10/07/49	BBB+	13,546,575
200	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	199,964
3,100	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,966,269
6,500	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	6,321,445
3,400	Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	3,315,000
500	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A-	513,963
	Total Commercial Banks				136,185,827
	Consumer Finance – 0.4%
5,500	Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	5,520,625
	Diversified Financial Services – 0.8%
10	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	434,363
5,270	Bank One Capital III	8.750%	9/01/30	A2	6,487,265
475	CitiGroup Capital XXI	8.300%	12/21/37	BB+	494,000
4,300	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	4,322,076
	Total Diversified Financial Services				11,737,704
	Diversified Telecommunication Services – 1.4%
19	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	21,083,400
	Electric Utilities – 0.7%
8,200	Dominion Resources Inc.	7.500%	6/30/16	BBB	8,579,250
1,600	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	1,578,000
9,800	Total Electric Utilities				10,157,250
	Insurance – 10.0%
3,000	Allstate Corporation	6.125%	5/15/17	Baa1	3,030,000
1,500	Allstate Corporation	6.500%	5/15/37	Baa1	1,524,375
4,000	AXA SA, 144A	6.463%	12/14/18	Baa1	3,490,000
7,675	AXA SA, 144A	6.379%	12/14/36	Baa1	6,792,375
6,100	AXA	8.600%	12/15/30	A3	7,215,586
8,065	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	7,601,263
4,000	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	3,800,000
16,025	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	14,142,063
2,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	1,803,816
750	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	772,500
5,500	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	5,472,500
11,370	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	12,222,750
9,700	National Financial Services Inc.	6.750%	5/15/37	Baa2	8,996,750
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,330,735
9,100	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	8,634,626
8,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	8,372,500
2,700	Progressive Corporation	6.700%	6/15/67	A2	2,848,500
5,100	Prudential Financial Inc.	8.875%	6/15/18	BBB+	6,018,000
4,000	Prudential PLC	6.500%	6/29/49	A-	3,700,000
6,200	Swiss Re Capital I	6.854%	5/25/16	A-	6,066,948
1,200	White Mountains Re Group Limited	7.506%	6/30/17	BB	1,147,944
19,200	XL Capital Ltd.	6.500%	10/15/57	BBB-	17,616,000
8,000	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	8,160,000
1,100	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,102,749
	Total Insurance				141,861,980
	Oil, Gas & Consumable Fuels – 0.4%
5,000	TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	5,020,379
	Road & Rail – 0.9%
12,410	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	12,890,887
	U.S. Agency – 0.1%
1	Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,008,562
	Total Capital Preferred Securities (cost $342,458,363)				349,419,862

Shares	Description (1)				Value
	Investment Companies – 1.8% (1.4% of Total Investments)
682,749	BlackRock Credit Allocation Income Trust II				$ 6,711,423
679,959	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				11,613,700
469,287	John Hancock Preferred Income Fund III				7,860,557
	Total Investment Companies (cost $36,235,694)				26,185,680

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 4.3% (3.3% of Total Investments)
$ 27,196	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $27,196,251, collateralized by $26,870,000 U.S. Treasury Notes, 3.625%, due 2/15/20, value $27,743,275		0.010%	4/01/11	$ 27,196,243
34,142	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $34,142,414, collateralized by: $21,210,000 U.S. Treasury Notes, 4.500%, due 8/15/13, value $22,959,825, $11,410,000 U.S. Treasury Notes, 2.500%, due 3/31/13, value $11,795,088, and $70,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $72,713		0.010%	4/01/11	34,142,405
$ 61,338	Total Short-Term Investments (cost $61,338,648)				61,338,648
	Total Investments (cost $1,749,836,167) – 130.9%				1,862,249,266

Shares	Description (1)				Value
	Common Stocks Sold Short – (0.6)%
	Chemicals – (0.1)%
(9,200)	E.I. Du Pont de Nemours and Company				$ (505,724)
(15,600)	Sigma-Aldrich Corporation				(992,784)
	Total Chemicals				(1,498,508)
	Computers & Peripherals – (0.0)%
(1,300)	Apple, Inc., (2)				(452,985)
	Food Products – (0.1)%
(12,600)	Green Mountain Coffee Inc., (2)				(814,086)
	Hotels, Restaurants & Leisure – (0.2)%
(3,100)	Chipotle Mexican Grill, (2)				(844,347)
(13,000)	P.F. Changs China Bistro, Inc.				(600,470)
(10,400)	Panera Bread Company, (2)				(1,320,800)
	Total Hotels, Restaurants & Leisure				(2,765,617)
	Household Products – (0.0)%
(8,000)	Reckitt Benckiser Group PLC				(410,932)
	Internet & Catalog Retail – (0.1)%
(4,100)	Amazon.com, Inc., (2)				(738,533)
(2,400)	NetFlix.com Inc., (2)				(569,592)
	Total Internet & Catalog Retail				(1,308,125)
	Software – (0.0)%
(4,000)	Salesforce.com, Inc., (2)				(534,320)
	Specialty Retail – (0.1)%
(13,800)	Tiffany & Co.				(847,872)
(18,700)	Urban Outfitters, Inc., (2)				(557,821)
	Total Specialty Retail				(1,405,693)
	Total Common Stocks Sold Short (proceeds $6,610,457)				(9,190,266)
	Borrowings – (29.0)% (12), (13)				(412,300,000)
	Other Assets Less Liabilities – (1.3)% (14)				(18,226,785)
	Net Assets Applicable to Common Shares – 100%				$ 1,422,532,215

Investments in Derivatives

Put Options Purchased outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
125	Autozone Inc.	$2,500,000	1/21/12	$200.0	$ 41,875
125	Total Put Options Purchased (premiums paid $279,861)	$2,500,000			$ 41,875

Call Options Written outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
(1,096)	Aetna Inc.	$(3,836,000)	1/21/12	$35.0	$ (545,260)
(530)	AngloGold Ashanti Limited	(2,385,000)	1/21/12	45.0	(365,700)
(382)	AstraZeneca PLC	(1,910,000)	1/21/12	50.0	(69,715)
(895)	Barrick Gold Corporation	(4,475,000)	1/21/12	50.0	(590,700)
(896)	Cameco Corporation	(3,136,000)	1/21/12	35.0	(216,815)
(720)	Cameco Corporation	(2,880,000)	1/21/12	40.0	(95,400)
(240)	Cameco Corporation	(1,080,000)	1/21/12	45.0	(15,600)
(900)	Chesapeake Energy Corporation	(2,250,000)	1/21/12	25.0	(868,500)
(300)	Chesapeake Energy Corporation	(900,000)	1/21/12	30.0	(186,000)
(314)	Electricite de France S.A.	(1,067,600)	9/17/11	34.0	(17,355)
(1,100)	Eli Lilly & Company	(3,850,000)	1/21/12	35.0	(192,500)
(1,130)	Exelon Corporation	(4,802,500)	1/21/12	42.5	(214,700)
(286)	Forest Laboratories Inc.	(1,001,000)	1/21/12	35.0	(51,480)
(434)	Gold Fields Limited	(651,000)	1/21/12	15.0	(148,645)
(1,021)	Gold Fields Limited	(1,786,750)	1/21/12	17.5	(206,242)
(1,665)	Kroger Company	(3,746,250)	1/21/12	22.5	(466,200)
(525)	Lockheed Martin Corporation	(4,200,000)	1/21/12	80.0	(288,750)
(690)	Microsoft Corporation	(2,070,000)	1/21/12	30.0	(39,330)
(657)	Newmont Mining Corporation	(3,777,750)	1/21/12	57.5	(310,433)
(1,120)	Nexen Inc.	(2,912,000)	9/17/11	26.0	(226,219)
(1,845)	Nippon Telegraph & Telephone Corporation	(4,151,250)	6/18/11	22.5	(184,500)
(546)	Nippon Telegraph & Telephone Corporation	(1,365,000)	9/17/11	25.0	(27,300)
(2,370)	Nokia Corporation	(2,370,000)	1/21/12	10.0	(113,760)
(1,710)	Nokia Corporation	(2,137,500)	1/21/12	12.5	(31,635)
(546)	Range Resources Corporation	(2,047,500)	1/21/12	37.5	(1,190,280)
(1,302)	StatoilHydro ASA	(2,604,000)	4/16/11	20.0	(1,022,070)
(711)	Suncor Energy Inc.	(2,844,000)	1/21/12	40.0	(583,020)
(970)	Tesoro Corporation	(1,940,000)	1/21/12	20.0	(814,800)
(751)	Thales S.A.	(2,102,800)	3/17/12	28.0	(291,623)
(450)	Turkcell Iletisim Hizmet AS	(675,000)	7/16/11	15.0	(34,875)
(450)	Turkcell Iletisim Hizmet AS	(787,500)	7/16/11	17.5	(11,250)
(1,090)	Tyson Foods, Inc.	(1,907,500)	1/21/12	17.5	(343,350)
(639)	Wal-Mart Stores, Inc.	(3,674,250)	1/21/12	57.5	(55,273)
(639)	Wal-Mart Stores, Inc.	(3,834,000)	1/21/12	60.0	(29,074)
(28,920)	Total Call Options Written (premiums received $6,480,831)	$(85,157,150)			$ (9,848,354)

Interest Rate Swaps outstanding at March 31, 2011:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
JPMorgan	$103,075,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$13,466
JPMorgan	103,075,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	694,644
Morgan Stanley	103,075,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	1,331,505
							$2,039,615

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*		$ 510,714,174	$ 10,760,754	$ —	$ 521,474,928
Convertible Preferred Securities		15,086,003	8,655,106	—	23,741,109
$25 Par (or simliar) Preferred Securities		443,542,603	24,871,110	—	468,413,713
Variable Rate Senior Loan Interests		—	96,817,552	—	96,817,552
Convertible Bonds		—	158,400,940	485,940	158,886,880
Corporate Bonds		—	150,871,322	5,099,572	155,970,894
Capital Preferred Securities		—	349,419,862	—	349,419,862
Investment Companies		26,185,680	—	—	26,185,680
Short-Term Investments		—	61,338,648	—	61,338,648
Common Stocks Sold Short		(9,190,266)	—	—	(9,190,266)
Derivatives:
Put Options Purchased		41,875	—	—	41,875
Call Options Written		(9,848,354)	—	—	(9,848,354)
Interest Rate Swaps**		—	2,039,615	—	2,039,615
Total		$ 976,531,715	$ 863,174,909	$ 5,585,512	$ 1,845,292,136
* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

			Level 3	Level 3	Level 3
			Convertible Bonds	Corporate Bonds	Total
Balance at the beginning of period			$ —	$ 5,140,906	$ 5,140,906
Gains (losses):
Net realized gains (losses)			—	—	—
Net change in unrealized appreciation (depreciation)			—	(72,445)	(72,445)
Purchases at cost			—	—	—
Sales at proceeds			—	—	—
Net discounts (premiums)			—	31,111	31,111
Transfers into			485,940	—	485,940
Transfers out of			—	—	—
Balance at the end of period			$ 485,940	$ 5,099,572	$ 5,585,512

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$41,875	Call options written at value	$9,848,354
Interest Rate	Swaps	Unrealized appreciation on swaps*	2,039,615	Unrealized depreciation on swaps*	—
Total			2,081,490		9,848,354

* Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolios of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding securities sold short and investments in derivatives) was $1,757,824,062.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation					$160,323,278
Depreciation					(55,898,074)
Net unrealized appreciation (depreciation) of investments					$104,425,204

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	At or subsequent to March 31,2011, this issue was under the protection of the Federal Bankruptcy Court.

(9)	Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(10)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(11)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(12)	Borrowings as a percentage of Total Investments is 22.1%.

(13)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $867,063,283 have been pledged as collateral for Borrowings.

(14)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(16)	For fair value measurement disclosure purposes, common stock categorized as Level 2.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

GDR	Global Depositary Receipt.

PPLUS	PreferredPlus Trust.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.